Pensions and other post-retirement benefit obligations - Schedule of defined benefit plan recognised in balance sheet (Details) - GBP (£) £ in Millions	Sep. 30, 2023	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (67)	£ (69)
Net defined benefit asset	1,737	1,951
Assets	2,352	2,645
Liabilities	(615)	(694)
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	(17,502)	(18,934)
Fair value of plan assets	19,570	21,246
Funding surplus/(deficit)	2,068	2,312
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of obligations	£ (264)	£ (292)